Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Collaboration revenue
License, collaboration and milestone revenue	$ 12,500	$ 12,500	$ 37,230	$ 37,794	$ 50,295	$ 51,368
Other revenue	51		125		24	586
Total collaboration revenue	12,551	12,500	37,355	37,794	50,319	51,954
Expenses
Research and development	9,300	8,550	27,681	26,816	35,141	34,305
General and administrative	4,039	2,980	11,783	9,203	13,693	11,512
Depreciation and amortization	170	486	537	1,548	1,819	2,512
Total expenses	13,509	12,016	40,001	37,567	50,653	48,329
Other income
Investment income	62	9	113	25	32	43
Total other income	62	9	113	25	32	43
(Loss) income before provision (benefit) for taxes on income	(896)	493	(2,533)	252	(302)	3,668
Provision (benefit) for taxes on income	1	(140)	(442)	(44)	1,148	2,979
Net (loss) income	$ (897)	$ 633	$ (2,091)	$ 296	$ (1,450)	$ 689
Net (loss) income per share-basic	$ (0.04)	$ 0.04	$ (0.11)	$ 0.02	$ (0.09)	$ 0.04
Net (loss) income per share-diluted	$ (0.04)	$ 0.04	$ (0.11)	$ 0.02	$ (0.09)	$ 0.04
Weighted-average number of common shares used in net (loss) income per share basic	22,324,374	15,979,614	18,970,128	15,974,510	15,974,974	15,950,023
Weighted-average number of common shares used in net (loss) income per share diluted	22,324,374	16,149,149	18,970,128	16,082,963	15,974,974	15,979,768